Cover	Jul. 05, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Jul. 05, 2024
Entity File Number	001-39126
Entity Registrant Name	CNS Pharmaceuticals, Inc.
Entity Central Index Key	0001729427
Entity Tax Identification Number	82-2318545
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2100 West Loop South
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77027
City Area Code	(800)
Local Phone Number	946-9185
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	CNSP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false